                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2004
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Capital Corporation
                 -------------------------------
   Address:      1125 South 103rd Street
                 -------------------------------
                 Suite 450
                 -------------------------------
                 Omaha, Nebraska 68124
                 -------------------------------

Form 13F File Number:          28-10992
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret L. Doyle
         -------------------------------
Title:   Secretary/Treasurer
         -------------------------------
Phone:   (402) 393-1300
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Margaret L. Doyle            Omaha, Nebraska      6/3/2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                        --------------------

Form 13F Information Table Entry Total:         3
                                        --------------------

Form 13F Information Table Value Total:       $59927
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

      1              28-05487              McCarthy Group, Inc.
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                             McCarthy Capital Corporation
                              FORM 13F INFORMATION TABLE
                                 December 31, 2004

                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Novastar Financial, Inc.       COM        669947400      4455     90000  SH           Defined        1        90000
Stewart Enterprises
  Inc. Cl. A                   COM        860370105     10866   1554481  SH           Defined        1        1554481
Cabela's Inc Cl A              COM        126804301     44606   1961579  SH           Defined        1        1961579
REPORT SUMMARY                         3DATA RECORDS    59927
